Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Dividend Focus Fund - Investor Shares
Accumulated Value	$ 10,000		$ 12,159	$ 13,696	$ 13,703	$ 18,166	$ 20,564	$ 25,822	$ 22,356	$ 26,760	$ 28,789	$ 29,342
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Institutional Shares
Accumulated Value	500,000		622,092	651,103	590,588	750,356	827,285	1,057,465	927,133	1,114,402	1,255,344	1,110,954
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Investor Shares
Accumulated Value	10,000		12,421	12,987	11,770	14,935	16,443	21,002	18,393	22,091	24,852	21,976
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Institutional Shares
Accumulated Value	500,000		578,006	677,330	636,710	831,318	889,791	1,119,927	963,557	1,120,787	1,297,791	1,364,091
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Investor Shares
Accumulated Value	10,000		11,560	13,526	12,690	16,538	17,666	22,195	19,061	22,128	25,574	26,831
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		559,800	682,013	652,111	857,437	1,015,195	1,306,611	1,069,973	1,351,243	1,689,320	1,991,370
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		559,800	682,013	652,111	857,437	1,015,195	1,306,611	1,069,973	1,351,243	1,689,320	1,991,370
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,380	13,487	12,265	16,012	18,750	22,984	19,004	22,278	25,697	28,420
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		606,540	695,382	618,792	776,739	931,782	1,069,862	851,221	995,323	1,110,162	1,252,340
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		568,992	674,356	613,272	800,578	937,483	1,149,205	950,219	1,113,915	1,284,831	1,420,994
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,380	$ 13,487	$ 12,265	$ 16,012	$ 18,750	$ 22,984	$ 19,004	$ 22,278	$ 25,697	$ 28,420